ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Accumulated Other Comprehensive Income (Loss) at the beginning of the period	$ 1,196,111	$ 1,292,181
Other comprehensive income (loss) before reclassifications	(2,662,342)	9,756
Amount reclassified from accumulated other comprehensive income (Loss)	(226,257)	(105,826)
Total other comprehensive loss	(2,888,599)	(96,070)
Accumulated Other Comprehensive Income (loss) at the end of the period	(1,692,488)	1,196,111
Unrealized Gains and Losses on Available-for-Sale Securities
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Accumulated Other Comprehensive Income (Loss) at the beginning of the period	1,196,111	1,292,181
Other comprehensive income (loss) before reclassifications	(2,662,342)	9,756
Amount reclassified from accumulated other comprehensive income (Loss)	(226,257)	(105,826)
Total other comprehensive loss	(2,888,599)	(96,070)
Accumulated Other Comprehensive Income (loss) at the end of the period	$ (1,692,488)	$ 1,196,111